Equity - Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses (Parenthetical) (Details) ₩ in Millions	Mar. 15, 2022 KRW (₩)
Acquisition Of Treasury Stock [Line Items]
Additional reserve for loan losses	₩ 99,673
Subsequent Event [Member]
Acquisition Of Treasury Stock [Line Items]
Additional reserve for loan losses	99,673
Increase (decrease) through non-controlling interests	₩ 95,797